Condensed Financial Information of DHT Holdings, Inc. (parent company only), Condensed Statement of Comprehensive Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Condensed Statement of Comprehensive Income [Abstract]
Profit/(loss) for the year	$ 181,460	$ 161,397	$ 61,979
Total comprehensive income/(loss) for the period net of tax	181,336	161,017	61,979
Attributable to the owners of parent	181,390	160,922	61,456
Parent Company [Member]
Condensed Statement of Comprehensive Income [Abstract]
Profit/(loss) for the year	256,746	110,206	77,563
Total comprehensive income/(loss) for the period net of tax	256,746	110,206	77,563
Attributable to the owners of parent	$ 256,746	$ 110,206	$ 77,563